Debt - Secured Term Loan Facility, Net - Additional Information (Details) - USD ($) $ in Millions	Nov. 30, 2020	Feb. 28, 2019	Mar. 31, 2018
Credit facilities
Principal amount	$ 350.0	$ 350.0	$ 350.0